Financial instruments recognized in the statement of financial position and related effect on the income statement (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 219,687	€ 207,955
Financial assets, fair value	219,687	207,955
Financial liabilities	62,041	72,824
Financial liabilities, fair value	62,041	72,824
Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	62,041	72,824
Financial liabilities—non-current portion
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	12,523	13,503
Financial liabilities, fair value	12,523	13,503
Financial liabilities—non-current portion | Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Financial liabilities—non-current portion | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	12,523	13,503
Financial liabilities—current portion
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	30,851	30,748
Financial liabilities, fair value	30,851	30,748
Financial liabilities—current portion | Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Financial liabilities—current portion | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	30,851	30,748
Trade payables and others
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	18,667	28,573
Financial liabilities, fair value	18,667	28,573
Trade payables and others | Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Trade payables and others | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	18,667	28,573
Financial assets at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	158,156	159,714
Financial assets at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	61,531	48,241
Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	34,806	39,878
Financial assets, fair value	34,806	39,878
Non-current financial assets | Financial assets at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	34,806	39,878
Non-current financial assets | Financial assets at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Trade receivables and others
Disclosure of detailed information about financial instruments [line items]
Financial assets	61,531	48,241
Financial assets, fair value	61,531	48,241
Trade receivables and others | Financial assets at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Trade receivables and others | Financial assets at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	61,531	48,241
Short-term investments
Disclosure of detailed information about financial instruments [line items]
Financial assets	20,401	16,080
Financial assets, fair value	20,401	16,080
Short-term investments | Financial assets at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	20,401	16,080
Short-term investments | Financial assets at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	102,949	103,756
Financial assets, fair value	102,949	103,756
Cash and cash equivalents | Financial assets at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	102,949	103,756
Cash and cash equivalents | Financial assets at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 0	€ 0